Auditor's remuneration	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Auditor's remuneration

35    Auditor’s remuneration

	2019	2018	2017
	US$M	US$M	US$M

Fees payable to the Group’s auditors for assurance services
Audit of the Group’s Annual Report	4.033	3.909	3.381
Audit of subsidiaries, joint ventures and associates	5.275	13.902	7.040
Audit-related assurance services	4.089	4.039	3.597
Other assurance services	0.594	1.343	1.849

Total assurance services	13.991	23.193	15.867

Fees payable to the Group’s auditors for other services
Other services relating to corporate finance	0.055	0.104	0.042
All other services	0.482	0.553	0.589

Total other services	0.537	0.657	0.631

Total fees	14.528	23.850	16.498

All amounts were paid to KPMG or KPMG affiliated firms. Fees are determined in local currencies and are predominantly billed in US dollars based on the exchange rate at the beginning of the relevant financial year.

Fees payable to the Group’s auditors for assurance services

For all periods disclosed, no fees are payable in respect of the audit of pension funds.

Audit of subsidiaries, joint ventures and associates comprise audits of the Group’s subsidiaries, joint ventures and associates including additional non-recurring audit fees in FY2018 in connection with the sale of the Onshore US oil and gas assets.

Audit-related assurance services comprise review of half-year reports and audit work in relation to compliance with section 404 of the US Sarbanes-Oxley Act.

Other assurance services comprise assurance in respect of the Group’s sustainability reporting.

Fees payable to the Group’s auditors for other services

Other services relating to corporate finance comprise services in connection with debt raising transactions.

All other services comprise non-statutory assurance based procedures, advice on accounting matters, as well as tax compliance services of US$0.013 million (2018: US$ nil; 2017: US$0.027 million).